Significant Accounting Policies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 01, 2022
Significant Accounting Policies [Line Items]
Maturity of restricted deposits	1 year
Research and development expenses	$ 841	$ 1,343	$ 2,459
Expected dividend yield rate	0.00%	0.00%	0.00%
Tax benefit rate	50.00%
Severance monthly pay deposit rate	8.33%
Severance pay	$ 466	$ 418	$ 318
ROU assets and lease liabilities				$ 6,089
Public Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants shares (in Shares)	2,142,000	2,142,000
Private Warrants [Member]
Significant Accounting Policies [Line Items]
Warrants shares (in Shares)	13,605,561	13,605,561
Minimum [Member]
Significant Accounting Policies [Line Items]
Warrants (in Shares)		2,391,857
Maximum [Member]
Significant Accounting Policies [Line Items]
Warrants (in Shares)	2,313,976